Supplemental Consolidated Balance Sheet Information (Details) - Schedule of Accrued Liability for Estimated Future Warranty Cost - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Accrued Liability for Estimated Future Warranty Cost [Abstract]
Warranty accrual – beginning of period	$ 553	$ 398
Liabilities accrued for warranties issued during the period	230	264
Warranty accruals paid during the during	(198)	(109)
Warranty accrual – end of period	$ 585	$ 553